CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Customer deposits, allowance for doubtful accounts	$ 646,334	$ 539,433
Accounts receivable, allowance for doubtful accounts	14,164,988	18,296,842
Customer deposits, allowance for doubtful accounts, non-current	0	0
Accounts payable	5,686,183	8,148,688
Accrued payroll and welfare expenses	50,580,838	37,853,279
Income tax payable	45,762,488	42,276,115
Other tax payable	19,251,800	14,765,431
Amounts due to related parties	1,775,286	5,154,657
Liability for exclusive rights, current	13,830,821
Other current liabilities	25,517,200	16,309,101
Deferred tax liabilities, non-current	40,108,863	40,152,455
Liability for exclusive rights, non-current	21,408,384
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	79,065,624	80,752,526
Ordinary shares, shares outstanding (in shares)	79,065,624	80,752,526
Consolidated VIEs without recourse
Accounts payable	1,843,770	2,777,692
Accrued payroll and welfare expenses	14,530,417	5,998,335
Income tax payable	7,834,965	3,824,260
Other tax payable	5,569,465	2,965,717
Amounts due to related parties	654,465	0
Liability for exclusive rights, current	13,830,821	0
Other current liabilities	10,372,839	6,728,488
Deferred tax liabilities, non-current	1,430,257	424,931
Liability for exclusive rights, non-current	$ 21,408,384	$ 0